Critical accounting estimates and significant judgements	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [Abstract]
Critical accounting estimates and significant judgements [Text Block]

5. Critical accounting estimates and significant judgements

The preparation of financial statements in conformity with IFRS Accounting Standards requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company also makes estimates and assumptions concerning the future. The determination of estimates requires the exercise of judgements based on various assumptions and other factors such as historical experience and current and expected economic conditions. Actual results could differ from those estimates.

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates and assumptions

Mineral reserves and resources - Royalties, streams and other assets

Royalty, stream and other interests comprise a large component of the Company's assets and as such, the mineral reserves and resources of the properties to which the interests relate have a significant effect on the Company's consolidated financial statements. These estimates are applied in determining the depletion of the Company's royalty, stream and other interests and assessing the recoverability of the carrying value of royalty, stream and other interests. For royalty, stream and other interests, the public disclosures of mineral reserves and resources that are released by the operators of the properties involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. These assumptions are, by their very nature, subject to interpretation and uncertainty. The estimates of mineral reserves and resources may change based on additional knowledge gained subsequent to the initial assessment, adjusted by the Company's internal geological specialists, as deemed necessary. Changes in the estimates of mineral reserves and resources may materially affect the assessed recoverability of the carrying value of royalty, stream and other interests.

Impairment of royalty, stream and other interests

The assessment of the fair values of royalty, stream and other interests requires the use of estimates and assumptions for recoverable production, long-term commodity prices, discount rates, mineral reserve/resource conversion, net asset value multiples, foreign exchange rates, future capital expansion plans and the associated production implications. In addition, the Company may use other approaches in determining fair value which may include estimates related to (i) dollar value per ounce of mineral reserve/resource; (ii) cash-flow multiples; and (iii) market capitalization of comparable assets. Changes in any of the estimates used in determining the fair value of the royalty, stream and other interests could impact the impairment (or reversal of impairment) analysis.

Significant judgements in applying the Company's accounting policies

Investee - control and significant influence

The assessment of whether the Company has control or significant influence over an investee requires the use of judgements when assessing factors that could give rise to control or significant influence. Factors which could lead to the conclusion of having control or significant influence over an investee include, but are not limited to, ownership percentage; representation on the board of directors; investment agreements between the investor and the investee; participation in the policy-making process; material transactions between the investor and the investee; interchange of managerial personnel; provision of essential technical information; and potential voting rights.

Changes in the judgements used in determining if the Company has control or significant influence over an investee would impact the accounting treatment of the investment in the investee.

Impairment of financial assets

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportive, including forward-looking information that is available without undue cost of effort. The loss allowances for financial assets are based on assumptions about the risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the allowance for expected credit loss calculation, based on the Company's past history and existing market conditions, as well as forward-looking estimates at the end of each reporting period.

Changes in the judgements used in determining the risk of default and the expected loss rates could materially impact the allowance or the write-off.

Impairment of royalty, stream and other interests on exploration and evaluation properties

Assessment of impairment and reversal of impairment of royalty, stream and other interests on exploration and evaluation properties requires the use of judgement when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment or impairment reversal test on the Company's royalty, stream and other interests on exploration and evaluation properties. Factors which could trigger an impairment or impairment reversal review include, but are not limited to, an expiry of the right of the operator to explore in the specific area during the period or will expire in the near future, and is not expected to be renewed; substantive exploration and evaluation expenditures in a specific area not planned by the operator, taking into consideration such expenditures to be incurred by a farmee, is neither budgeted nor planned; exploration for and evaluation of mineral resources in a specific area have not led to the discovery of commercially viable quantities of mineral resources and the operator has decided to discontinue such activities in the specific area; sufficient data exists to indicate that, although a development in a specific area is likely to proceed, the carrying amount of the royalty, stream and other interests is unlikely to be recovered in full from successful development or by sale; significant negative industry or economic trends; interruptions in exploration and evaluation activities by the operator or its farmee; and a significant change in current or forecast commodity prices.

Changes in the judgements used in determining the fair value of the royalty, stream and other interests on exploration and evaluation properties could impact the impairment or impairment reversal analysis.

Impairment of development and producing royalty, stream and other interests

Assessment of impairment and reversal of impairment of development and producing royalty, stream and other interests requires the use of judgements when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment or impairment reversal test on the Company's development and producing royalty, stream and other interests. Factors which could trigger an impairment or impairment reversal review include, but are not limited to, a significant market value decline; net assets higher than the market capitalization; a significant change in mineral reserves and resources; significant negative industry or economic trends; interruptions in production activities; significantly lower production than expected and a significant change in current or forecast commodity prices and interest rates.

Changes in the judgements used in determining the fair value of the producing royalty, stream and other interests could impact the impairment or impairment reversal analysis.

Deferred income tax assets

Management continually evaluates the likelihood that it is probable that its deferred tax assets will be realized. This requires management to assess whether it is probable that sufficient taxable income will exist in the future to utilize these losses within the carry-forward period. By its nature, this assessment requires significant judgement.